PREPAID LAND LEASE PAYMENTS	12 Months Ended
Dec. 31, 2016
PREPAID LAND LEASE PAYMENTS [Abstract]
PREPAID LAND LEASE PAYMENTS
11.	PREPAID LAND LEASE PAYMENTS

	As at December 31,
	2015	2016	2016
	RMB	RMB	US$
Prepaid land lease payments	432,218	445,444	64,157
Less: accumulated amortization	(2,439)	(3,634)	(523)
Net carrying value	429,779	441,810	63,634

The additions of prepaid land lease payments in 2016 represented the prepayment of a land use right for Wuxi Concord of RMB13,226 (US$1,905). The land use right certificate was obtained in August 2016. Amortization expenses for the years ended December 31, 2014, 2015 and 2016 were RMB3,610 (of which RMB2,532 was recorded in discontinued operations), RMB1,090 and RMB1,195 (US$172), respectively.

The land use right certificate for SHC has not been obtained as of December 31, 2016 and is not ready to use. No amortization was recorded in 2016 in relation to this particular land use right for SHC.

The estimated annual amortization expenses (excluding the land use right for SHC) for the prepaid land leases for each of the five succeeding years are as follows:

	Amortization
	RMB	US$
2017	2,144	309
2018	2,144	309
2019	2,144	309
2020	2,144	309
2021	2,144	309